Summary of Significant Accounting Policies - Useful Life of Asset (Detail)	12 Months Ended
Dec. 31, 2017
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Of Property Plant And Equipment	10 years
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Of Property Plant And Equipment	3 years
Hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Of Property Plant And Equipment	3 years
Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Of Property Plant And Equipment	5 years
Property, plant and equipment under operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Of Property Plant And Equipment	The shorter of the useful life or the minimum leasing term